Income Tax - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Current tax provision
Total income tax provisions	$ 1,651,139	$ 2,119,225	$ 4,240,039
Cayman Islands [Member]
Current tax provision
Total income tax provisions
PRC [Member]
Current tax provision
Total income tax provisions	1,651,139	2,119,225	4,240,039
BVI [Member]
Current tax provision
Total income tax provisions
HK [Member]
Current tax provision
Total income tax provisions